Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of property, plant and equipment
Property, plant and equipment	€ 8,123.4	€ 7,213.8	€ 6,261.5
Borrowing costs capitalized	€ 3.1	€ 1.4	€ 9.4
Borrowing costs capitalization rate	1.125%	1.125%	1.482%
Aircraft
Reconciliation of property, plant and equipment
Net book value of aircraft mortgaged to lenders as security for loans	€ 2,934.9	€ 3,442.4	€ 3,570.9
Advance payments on aircraft	558.4	687.0	687.1
Property, plant and equipment	8,052.2	7,146.5	6,198.7
Aircraft under finance lease
Reconciliation of property, plant and equipment
Property, plant and equipment	€ 267.2	€ 362.8	€ 452.7